INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Predecessor
Current income tax expense:
U.S. income taxes			$ 6,111			$ (1,462)	$ 5,364	$ 32,484
State and local income taxes			1,662			2,638	2,435	3,492
Total current tax expense			7,773			1,176	7,799	35,976
Deferred income tax expense (benefit):
U.S. income taxes			(7,022)			30,997	4,261	852
State and local income taxes			(942)			136	(13,016)	63
Total deferred tax expense (benefit)			(7,964)			31,133	(8,755)	915
Applicable income tax expense (benefit)			(191)			32,309	(956)	36,891
Reconciliation of the U.S. income tax rate and the Company's effective tax rate
Federal statutory tax rate (as a percent)			35.00%			35.00%	35.00%	35.00%
Effect of conversion to partnership (as a percent)								(5.20%)
State taxes - net of federal benefit (as a percent)			6.20%			4.10%	3.30%	3.20%
Change in state and local tax rates (as a percent)						(1.30%)	(23.10%)
Non-controlling interest (as a percent)			(48.70%)			(11.00%)	(16.90%)
Decrease in partnership basis (as a percent)			6.20%
Other - net (as a percent)						0.30%	(0.10%)
Effective tax rate (as a percent)	30.10%	28.70%	(1.30%)	30.00%	23.80%	27.10%	(1.80%)	33.00%
Deferred tax assets
Net operating losses						34,919	42,414
Employee benefits						11	491
Other assets						213	382
Partnership basis							7,380
Other accruals and reserves						831	1,518
Deferred tax assets						35,974	52,185
Deferred tax liabilities
Property and equipment						(629)	(306)
Goodwill and intangible assets						(27,014)	(25,050)
Partnership basis						(7,136)
Deferred tax liability						(34,779)	(25,356)
Deferred tax asset - net						$ 1,195	$ 26,829